Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (1,194,465)	$ (922,674)	$ (3,949,585)	$ (3,975,298)
Adjustments to reconcile net loss to net cash flows from operating activities:
In-process research and development purchased with the issuance of preferred stock and common stock warrants				1,909,860
Non-cash interest expense				34,819
Stock based compensation	447,696	419,703	1,721,485	753,585
Changes in assets and liabilities:
Prepaid expenses			63,403	(87,817)
Prepaid expense and other current assets	(17,603)	54,094
Other assets			(250,000)
Accounts payable and other current liabilities	281,550	167,667	150,981	61,327
Net cash used in operating activities	(482,822)	(281,210)	(2,263,716)	(1,303,524)
Financing activities:
Proceeds from related party advances				273,638
Payments on notes payable				(105,170)
Proceeds from sale of common stock and collection of stock subscription receivable, related party			2,500,000	1,500,000
Net cash flows from financing activities			2,500,000	1,668,468
Net change in cash and cash equivalents	(482,822)	(281,210)	236,284	364,944
Cash and cash equivalents at beginning of period	601,445	365,161	365,161	217
Cash and cash equivalents at end of period	$ 118,623	$ 83,951	601,445	365,161
Cash paid for interest				2,005
Supplemental disclosure of non-cash financing activities:
Issuance of common stock in payment of trade payables			$ 90,000
Preferred Stock And Common Stock [Member]
Supplemental disclosure of non-cash financing activities:
Issuance of preferred and common stock in debt forgiveness transaction				189,768
Warrants [Member]
Supplemental disclosure of non-cash financing activities:
Issuance of preferred and common stock in debt forgiveness transaction				$ 450,000